UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments

Foreign Government Bonds — 50.3%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%

City of Buenos Aires, 7.50%, 6/1/27(1)	USD	8,968	$6,703,670

Total Argentina			$6,703,670

Armenia — 0.2%

Republic of Armenia, 3.95%, 9/26/29(1)	USD	3,412	$3,243,242

Republic of Armenia, 7.15%, 3/26/25(1)	USD	2,450	2,644,065

Total Armenia			$5,887,307

Australia — 3.2%

Australia Government Bond, 0.25%, 11/21/25(1)	AUD	95,000	$66,675,824

Australia Government Bond, 1.00%, 12/21/30(1)	AUD	48,500	34,665,954

Total Australia			$101,341,778

Bahrain — 2.8%

CBB International Sukuk Programme Co., 6.25%, 11/14/24(1)	USD	7,080	$7,654,365

Kingdom of Bahrain, 5.45%, 9/16/32(1)	USD	10,100	9,894,141

Kingdom of Bahrain, 5.625%, 9/30/31(1)	USD	4,748	4,713,869

Kingdom of Bahrain, 6.00%, 9/19/44(1)	USD	2,854	2,675,274

Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	5,477	5,941,911

Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	3,000	3,394,552

Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	15,052	16,651,397

Kingdom of Bahrain, 7.375%, 5/14/30(1)	USD	29,668	32,959,804

Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	5,750	6,094,028

Total Bahrain			$89,979,341

Barbados — 0.9%

Government of Barbados, 6.50%, 10/1/29(2)	USD	28,151	$27,376,556

Total Barbados			$27,376,556

Belarus — 0.8%

Republic of Belarus, 5.875%, 2/24/26(1)	USD	7,310	$6,973,155

Republic of Belarus, 6.378%, 2/24/31(1)	USD	12,994	12,309,346

Republic of Belarus, 6.875%, 2/28/23(1)	USD	6,700	6,643,218

Total Belarus			$25,925,719

Benin — 0.5%

Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	15,118	$16,934,409

Total Benin			$16,934,409

Security		Principal Amount (000’s omitted)	Value

China — 0.1%

China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,514,966

Total China			$1,514,966

Costa Rica — 0.1%

Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,686,457	$2,635,237

Total Costa Rica			$2,635,237

Dominican Republic — 1.1%

Dominican Republic, 5.875%, 1/30/60(1)	USD	27,458	$26,359,680

Dominican Republic, 6.85%, 1/27/45(1)	USD	3,219	3,464,610

Dominican Republic, 7.45%, 4/30/44(1)	USD	4,820	5,526,130

Total Dominican Republic			$35,350,420

Ecuador — 0.4%

Republic of Ecuador, 0.50% to 7/31/21, 7/31/30(1)(4)	USD	9,190	$6,157,560

Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(1)(4)	USD	12,946	6,473,157

Total Ecuador			$12,630,717

Egypt — 2.9%

Arab Republic of Egypt, 6.375%, 4/11/31(1)	EUR	32,648	$36,482,023

Arab Republic of Egypt, 8.15%, 11/20/59(1)	USD	35,695	33,796,026

Arab Republic of Egypt, 8.70%, 3/1/49(1)	USD	19,982	20,190,732

Total Egypt			$90,468,781

Gabon — 0.2%

Republic of Gabon, 6.625%, 2/6/31(1)	USD	7,287	$6,527,636

Total Gabon			$6,527,636

Georgia — 0.6%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	25,057	$7,466,676

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,385	1,359,378

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,820	1,764,018

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	2,922	913,469

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	22,758	7,219,442

Total Georgia			$18,722,983

Iceland — 3.0%

Republic of Iceland, 3.50%, 8/5/21	ISK	1,335,384	$9,622,906

Republic of Iceland, 5.00%, 11/15/28	ISK	2,671,988	21,803,955

Republic of Iceland, 6.50%, 1/24/31	ISK	5,641,242	52,144,754

Republic of Iceland, 8.00%, 6/12/25	ISK	1,279,138	11,257,684

Total Iceland			$94,829,299

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia — 2.6%

Indonesia Government Bond, 6.50%, 2/15/31	IDR	308,686,000	$20,995,852

Indonesia Government Bond, 7.00%, 9/15/30	IDR	328,345,000	23,135,694

Indonesia Government Bond, 7.50%, 6/15/35	IDR	540,000,000	38,104,615

Total Indonesia			$82,236,161

Ivory Coast — 0.4%

Ivory Coast Government International Bond, 5.25%, 3/22/30(1)	EUR	10,453	$11,785,369

Total Ivory Coast			$11,785,369

Jordan — 0.6%

Jordan Government International Bond, 5.85%, 7/7/30(1)	USD	1,638	$1,653,095

Jordan Government International Bond, 7.375%, 10/10/47(1)	USD	17,147	17,779,461

Total Jordan			$19,432,556

Lebanon — 0.3%

Lebanese Republic, 6.25%, 11/4/24(1)(5)	USD	7,398	$1,100,452

Lebanese Republic, 6.25%, 6/12/25(1)(5)	USD	2,947	439,840

Lebanese Republic, 6.40%, 5/26/23(5)	USD	7,397	1,112,842

Lebanese Republic, 6.65%, 4/22/24(1)(5)	USD	14,581	2,096,019

Lebanese Republic, 6.65%, 2/26/30(1)(5)	USD	453	67,044

Lebanese Republic, 6.75%, 11/29/27(1)(5)	USD	120	17,867

Lebanese Republic, 6.85%, 5/25/29(5)	USD	9,840	1,461,437

Lebanese Republic, 7.00%, 12/3/24(5)	USD	3,446	512,592

Lebanese Republic, 7.00%, 3/20/28(1)(5)	USD	2,952	422,490

Lebanese Republic, 7.15%, 11/20/31(1)(5)	USD	4,621	674,943

Lebanese Republic, 8.20%, 5/17/33(5)	USD	1,595	227,288

Lebanese Republic, 8.25%, 4/12/21(1)(5)	USD	1,000	161,440

Lebanese Republic, 8.25%, 5/17/34(5)	USD	1,326	188,955

Total Lebanon			$8,483,209

Mongolia — 0.1%

Mongolia Government International Bond, 5.125%, 4/7/26(1)	USD	1,554	$1,610,193

Total Mongolia			$1,610,193

New Zealand — 4.7%

New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	92,599	$69,408,353

New Zealand Government Bond, 2.50%, 9/20/35(1)(3)	NZD	41,796	40,215,420

New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	44,849	40,456,498

Total New Zealand			$150,080,271

Security		Principal Amount (000’s omitted)	Value

Oman — 0.3%

Oman Government International Bond, 3.625%, 6/15/21(1)	USD	3,600	$3,578,440

Oman Government International Bond, 5.625%, 1/17/28(1)	USD	750	687,142

Oman Government International Bond, 6.00%, 8/1/29(1)	USD	3,645	3,340,223

Oman Government International Bond, 6.75%, 1/17/48(1)	USD	3,223	2,648,452

Total Oman			$10,254,257

Peru — 1.1%

Peru Government Bond, 6.15%, 8/12/32	PEN	65,544	$20,910,006

Peru Government Bond, 6.90%, 8/12/37	PEN	19,620	6,426,634

Peru Government Bond, 6.95%, 8/12/31	PEN	23,000	7,855,273

Total Peru			$35,191,913

Philippines — 1.6%

Republic of the Philippines, 2.95%, 5/5/45	USD	7,455	$7,861,693

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	43,960,942

Total Philippines			$51,822,635

Romania — 2.4%

Romania Government International Bond, 3.375%, 1/28/50(1)	EUR	27,506	$33,424,922

Romania Government International Bond, 4.625%, 4/3/49(1)	EUR	28,560	41,316,898

Total Romania			$74,741,820

Rwanda — 0.0%(6)

Republic of Rwanda, 6.625%, 5/2/23(1)	USD	579	$610,282

Total Rwanda			$610,282

Serbia — 7.3%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	2,859,650	$30,674,292

Serbia Treasury Bond, 4.50%, 8/20/32	RSD	600,880	6,142,831

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	10,331,850	112,228,893

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	6,989,920	80,827,873

Total Serbia			$229,873,889

South Africa — 0.3%

Republic of South Africa, 4.30%, 10/12/28	USD	10,400	$10,127,000

Total South Africa			$10,127,000

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Suriname — 0.3%

Republic of Suriname, 9.25%, 10/26/26(1)	USD	18,004	$9,632,140

Total Suriname			$9,632,140

Thailand — 2.6%

Thailand Government Bond, 1.25%, 3/12/28(1)(3)	THB	2,468,129	$77,064,689

Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	4,178,678

Total Thailand			$81,243,367

Ukraine — 7.7%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(1)(2)(7)	USD	16,642	$14,469,054

Ukraine Government International Bond, 9.79%, 5/26/27	UAH	75,000	2,311,104

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	696,196	23,731,436

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	693,998	24,627,501

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	4,481,371	177,287,907

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	25,000	955,585

Ukraine Government International Bond, 17.25%, 1/5/22	UAH	39,000	1,474,139

Total Ukraine			$244,856,726

Uruguay — 1.0%

Republic of Uruguay, 3.875%, 7/2/40(3)	UYU	963,501	$25,806,054

Republic of Uruguay, 4.375%, 12/15/28(3)	UYU	248,571	6,528,016

Total Uruguay			$32,334,070

Zambia — 0.0%(6)

Zambia Government International Bond, 5.375%, 9/20/22(1)	USD	200	$88,248

Total Zambia			$88,248

Total Foreign Government Bonds (identified cost $1,538,600,237)			$1,591,232,925

Foreign Corporate Bonds — 3.0%
Security		Principal Amount (000’s omitted)	Value

Belarus — 0.1%

Eurotorg LLC Via Bonitron DAC, 9.00%, 10/22/25(1)	USD	2,019	$2,029,095

Total Belarus			$2,029,095

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$10,150,163

Total Bulgaria			$10,150,163

Georgia — 0.3%

Georgia Capital JSC, 6.125%, 3/9/24(1)	USD	5,296	$5,190,080

Silknet JSC, 11.00%, 4/2/24(1)	USD	2,470	2,639,244

Total Georgia			$7,829,324

Iceland — 0.6%

Arion Banki HF, 6.00%, 4/12/24(1)	ISK	1,000,000	$7,860,712

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,762,956

Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	560,000	4,252,745

WOW Air HF, 0.00%(5)(8)(10)	EUR	79	0

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(5)(8)	EUR	3,600	0

Total Iceland			$18,876,413

India — 0.0%(6)

Reliance Communications, Ltd., 6.50%, 11/6/20(1)(5)	USD	1,800	$117,000

Total India			$117,000

Indonesia — 0.2%

Bayan Resources Tbk PT, 6.125%, 1/24/23(1)	USD	5,385	$5,253,173

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	1,219,850

Total Indonesia			$6,473,023

Ireland — 0.4%

Aragvi Finance International DAC, 12.00%, 4/9/24(1)	USD	11,426	$11,968,735

Total Ireland			$11,968,735

Mexico — 0.0%(6)

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(1)	USD	781	$490,878

Total Mexico			$490,878

Netherlands — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(1)	USD	8,832	$7,948,800

Total Netherlands			$7,948,800

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Paraguay — 0.1%

Frigorifico Concepcion S.A., 10.25%, 1/29/25(1)	USD	4,725	$4,606,875

Total Paraguay			$4,606,875

Singapore — 0.2%

Alam Synergy Pte Ltd., 6.625%, 4/24/22(1)	USD	6,700	$4,713,667

Total Singapore			$4,713,667

United Kingdom — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	4,445	$4,472,815

Total United Kingdom			$4,472,815

Uzbekistan — 0.4%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(1)	UZS	143,000,000	$13,732,466

Total Uzbekistan			$13,732,466

Total Foreign Corporate Bonds (identified cost $101,475,550)			$93,409,254

Senior Floating-Rate Loans — 0.0%(6)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(6)

Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 18, 2020(5)(8)(12)		$1,825	$967,250

Total Argentina			$967,250

Total Senior Floating-Rate Loans (identified cost $1,825,000)			$967,250

Sovereign Loans — 2.2%
Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.06%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(9)(13)		$3,467	$3,448,893

Total Ethiopia			$3,448,893

Borrower		Principal Amount (000’s omitted)	Value

Kenya — 0.6%

Government of Kenya, Term Loan, 6.81%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(9)		$17,415	$17,342,345

Government of Kenya, Term Loan, 6.95%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(9)		2,323	2,313,629

Total Kenya			$19,655,974

Macedonia — 0.2%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(9)(13)	EUR	6,050	$7,093,180

Total Macedonia			$7,093,180

Nigeria — 0.2%

Bank of Industry Limited, Term Loan, 6.22%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(9)(13)		$6,095	$5,901,417

Total Nigeria			$5,901,417

Tanzania — 1.1%

Government of the United Republic of Tanzania, Term Loan, 5.61%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(9)		$33,794	$34,282,410

Total Tanzania			$34,282,410

Total Sovereign Loans (identified cost $69,562,072)			$70,381,874

Loan Participation Notes — 1.2%
Security		Principal Amount (000’s omitted)	Value

Uzbekistan — 1.2%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(1)(8)(14)	UZS	112,570,000	$11,443,818

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(1)(8)(14)	UZS	248,781,000	25,080,393

Total Uzbekistan			$36,524,211

Total Loan Participation Notes (identified cost $36,139,419)			$36,524,211

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Debt Obligations — United States — 4.3%

Asset-Backed Securities — 0.5%
Security	Principal Amount	Value

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 2.999%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(9)	$9,000,000	$8,862,781

Series 2018-GT2, Class A, 2.799%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(9)	8,064,000	7,804,629

Total Asset-Backed Securities (identified cost $17,064,000)		$16,667,410

Collateralized Mortgage Obligations — 0.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$14,925	$15,700

Series 1548, Class Z, 7.00%, 7/15/23	21,812	23,349

Series 1650, Class K, 6.50%, 1/15/24	145,754	156,866

Series 1817, Class Z, 6.50%, 2/15/26	31,042	34,213

Series 1927, Class ZA, 6.50%, 1/15/27	106,994	119,219

Series 2344, Class ZD, 6.50%, 8/15/31	314,720	369,887

Series 2458, Class ZB, 7.00%, 6/15/32	612,405	736,077

Interest Only:(15)

Series 4791, Class JI, 4.00%, 5/15/48	14,517,272	1,521,221

		$2,976,532

Federal National Mortgage Association:

Series G48, Class Z, 7.10%, 12/25/21	$29,995	$30,615

Series G92-60, Class Z, 7.00%, 10/25/22	70,598	73,098

Series G93-1, Class K, 6.675%, 1/25/23	75,736	78,956

Series G94-7, Class PJ, 7.50%, 5/17/24	133,321	144,386

Series 1992-180, Class F, 1.299%, (1 mo. USD LIBOR + 1.15%), 10/25/22(9)	73,573	74,042

Series 1993-16, Class Z, 7.50%, 2/25/23	68,234	72,214

Series 1993-79, Class PL, 7.00%, 6/25/23	38,974	41,732

Series 1993-104, Class ZB, 6.50%, 7/25/23	19,845	21,075

Series 1993-121, Class Z, 7.00%, 7/25/23	291,552	312,140

Series 1993-141, Class Z, 7.00%, 8/25/23	66,124	70,934

Series 1994-42, Class ZQ, 7.00%, 4/25/24	471,094	510,441

Series 1994-79, Class Z, 7.00%, 4/25/24	83,422	89,564

Series 1994-89, Class ZQ, 8.00%, 7/25/24	91,073	99,392

Series 1996-35, Class Z, 7.00%, 7/25/26	29,853	33,402

Series 1998-16, Class H, 7.00%, 4/18/28	119,527	137,639

Series 1998-44, Class ZA, 6.50%, 7/20/28	210,926	239,318

Series 1999-25, Class Z, 6.00%, 6/25/29	227,255	259,182

Series 2000-2, Class ZE, 7.50%, 2/25/30	51,833	60,175

Series 2000-49, Class A, 8.00%, 3/18/27	159,526	178,940

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 2001-31, Class ZA, 6.00%, 7/25/31	$1,830,863	$2,091,388

Series 2001-74, Class QE, 6.00%, 12/25/31	478,470	552,153

Series 2009-48, Class WA, 5.849%, 7/25/39(16)	2,380,157	2,666,224

Series 2011-38, Class SA, 13.052%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(9)(17)	3,227,981	4,339,247

Interest Only:(15)

Series 424, Class C8, 3.50%, 2/25/48	15,224,884	1,253,771

Series 2018-21, Class IO, 3.00%, 4/25/48	15,079,080	1,287,869

Series 2018-58, Class BI, 4.00%, 8/25/48	2,225,044	221,135

		$14,939,032

Government National Mortgage Association:

Series 2001-35, Class K, 6.45%, 10/26/23	$28,631	$30,451

		$30,451

Total Collateralized Mortgage Obligations (identified cost $28,345,935)		$17,946,015

Mortgage Pass-Throughs — 2.4%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.802%, (COF + 1.25%), with maturity at 2035(18)	$1,062,379	$1,089,052

2.944%, (1 yr. CMT + 2.31%), with maturity at 2036(18)	874,203	921,369

3.344%, (COF + 2.39%), with maturity at 2023(18)	10,308	10,392

4.036%, (COF + 1.25%), with maturity at 2029(18)	9,016	9,535

4.357%, (COF + 1.25%), with maturity at 2030(18)	217,706	230,442

4.50%, with maturity at 2035	173,716	190,539

6.00%, with various maturities to 2035	4,910,268	5,663,579

6.50%, with various maturities to 2032	5,575,491	6,440,773

6.60%, with maturity at 2030	568,761	653,628

7.00%, with various maturities to 2036	7,767,099	8,930,648

7.31%, with maturity at 2026	17,308	18,828

7.50%, with various maturities to 2035	3,281,974	3,679,155

7.95%, with maturity at 2022	22,481	23,128

8.00%, with various maturities to 2030	750,361	812,175

8.50%, with maturity at 2025	29,893	30,147

9.00%, with various maturities to 2027	67,431	72,162

9.50%, with maturity at 2027	34,104	37,864

		$28,813,416

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association:

1.79%, (COF + 1.25%), with maturity at 2027(18)	$65,072	$65,827

1.932%, (COF + 1.25%), with various maturities to 2033(18)	1,356,452	1,371,358

2.053%, (COF + 1.40%), with maturity at 2025(18)	249,386	251,534

2.253%, (COF + 1.60%), with maturity at 2024(18)	100,540	101,503

3.368%, (COF + 1.25%), with maturity at 2034(18)	451,897	468,826

3.401%, (COF + 1.25%), with maturity at 2035(18)	1,184,091	1,218,486

3.792%, (1 yr. CMT + 2.15%), with maturity at 2028(18)	90,037	93,107

3.934%, (COF + 1.78%), with maturity at 2035(18)	1,782,293	1,880,407

6.00%, with various maturities to 2035	16,430,192	19,151,945

6.332%, (COF + 2.00%, Floor 6.332%), with maturity at 2032(18)	459,922	506,658

6.50%, with various maturities to 2038	6,638,215	7,572,086

7.00%, with various maturities to 2035	10,857,574	12,610,368

7.50%, with various maturities to 2027	48,993	52,102

7.679%, (1 yr. CMT + 2.15%), with maturity at 2025(18)	14,447	15,244

8.00%, with maturity at 2026	7,384	7,696

8.50%, with various maturities to 2037	1,331,217	1,550,327

9.00%, with various maturities to 2032	160,892	178,254

9.285%, with maturity at 2028	138	143

9.50%, with various maturities to 2031	54,301	59,369

9.535%, with maturity at 2027	1,479	1,609

10.50%, with maturity at 2029	24,206	28,485

11.50%, with maturity at 2031	103,655	124,480

		$47,309,814

Government National Mortgage Association:

3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(18)	$104,282	$106,353

6.50%, with various maturities to 2032	267,384	300,964

7.00%, with various maturities to 2031	507,715	572,201

7.50%, with various maturities to 2028	73,370	80,792

8.00%, with various maturities to 2023	37,000	39,033

9.00%, with maturity at 2025	10,696	11,374

9.50%, with various maturities to 2021	379	385

		$1,111,102

Total Mortgage Pass-Throughs (identified cost $72,891,574)		$77,234,332

U.S. Treasury Obligations — 0.0%(6)
Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,533,326

Total U.S. Treasury Obligations (identified cost $1,509,081)		$1,533,326

U.S. Government Guaranteed Small Business Administration Loans(19)(20) — 0.8%
Security	Principal Amount (000’s omitted)	Value

1.11%, 9/15/42	$1,661	$68,706

1.41%, 9/15/42	1,111	59,660

1.61%, 9/15/42	1,877	123,428

1.66%, 8/15/42 to 4/15/43	7,160	442,349

1.91%, 8/15/42 to 4/15/43	13,170	942,998

1.93%, 3/15/41 to 5/15/42	2,108	151,275

1.96%, 9/15/42	2,900	199,944

2.03%, 8/15/32	775	52,531

2.11%, 8/15/42 to 9/15/42	5,935	471,896

2.16%, 2/15/42 to 4/15/43	16,085	1,329,082

2.21%, 9/15/42	2,608	210,114

2.28%, 3/15/43	2,720	272,671

2.36%, 9/15/42	1,949	175,155

2.38%, 2/15/41	651	49,206

2.39%, 7/15/39	1,004	76,701

2.41%, 7/15/42 to 4/15/43	22,224	2,117,428

2.46%, 3/15/28 to 4/15/43	9,901	878,610

2.53%, 6/15/36	849	65,391

2.56%, 5/15/37	1,369	103,251

2.61%, 9/15/42	2,857	295,528

2.63%, 11/15/36	610	46,793

2.66%, 4/15/43	8,086	870,381

2.67%, 10/4/23 to 8/25/42(21)	20,028	1,594,181

2.71%, 7/15/27 to 9/15/42	9,342	895,383

2.91%, 10/15/42 to 4/15/43	16,182	1,931,684

2.93%, 4/15/42	925	114,640

2.96%, 7/15/27 to 2/15/43	7,862	688,410

2.98%, 7/15/43	1,201	151,203

2.99%, 2/15/29	856	56,815

3.16%, 9/15/42 to 4/15/43	6,337	882,288

3.21%, 6/15/27 to 3/15/43	7,761	921,625

3.29%, 12/15/42	3,525	478,968

3.36%, 12/28/26 to 8/17/42(21)	31,121	2,653,852

3.41%, 3/15/43 to 4/15/43	8,176	1,102,189

3.46%, 3/15/27 to 9/15/42	5,167	643,445

3.66%, 1/15/43 to 6/15/43	8,690	1,395,677

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

3.69%, 3/15/43	$1,340	$243,621

3.71%, 2/15/28 to 10/15/42	10,657	1,165,650

3.78%, 5/15/27 to 9/15/42	4,007	547,364

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $25,873,326)		$24,470,093

Total Debt Obligations — United States (identified cost $145,683,916)		$137,851,176

Common Stocks — 2.5%
Security	Shares	Value

Argentina — 0.2%

Empresa Distribuidora Y Comercializadora Norte ADR(22)	36,031	$119,623

IRSA Inversiones y Representaciones S.A. ADR(22)	131,493	482,579

Loma Negra Cia Industrial Argentina S.A. ADR	225,800	966,424

Pampa Energia S.A. ADR(22)	89,700	1,058,460

Telecom Argentina S.A. ADR	143,100	917,271

Transportadora de Gas del Sur S.A. ADR(22)	164,357	792,201

YPF S.A. ADR(22)	298,100	959,882

Total Argentina		$5,296,440

Belgium — 0.0%(6)

KBC Group NV	5,400	$266,797

Total Belgium		$266,797

Cyprus — 0.1%

Bank of Cyprus Holdings PLC(22)	4,401,002	$2,328,798

Total Cyprus		$2,328,798

France — 0.0%(6)

BNP Paribas S.A.(22)	9,400	$327,823

Credit Agricole S.A.(22)	37,100	293,481

Societe Generale S.A.(22)	18,400	250,017

Total France		$871,321

Georgia — 0.1%

Georgia Capital PLC(22)	333,685	$1,590,887

Total Georgia		$1,590,887

Germany — 0.0%(6)

Deutsche Bank AG(22)	42,100	$389,052

Total Germany		$389,052

Security	Shares	Value

Greece — 0.2%

Alpha Bank AE(22)	1,247,900	$635,027

Eurobank Ergasias Services and Holdings S.A.(22)	2,679,600	896,083

Hellenic Telecommunications Organization S.A.	86,871	1,152,058

JUMBO S.A.	67,891	951,583

National Bank of Greece S.A.(22)	776,900	818,182

OPAP S.A.	122,204	988,639

Piraeus Bank S.A.(22)	716,900	551,470

Total Greece		$5,993,042

Iceland — 0.8%

Arion Banki HF(2)(22)	11,398,203	$6,760,464

Eik Fasteignafelag HF(22)	42,391,952	2,191,561

Eimskipafelag Islands HF(22)	2,989,145	3,969,617

Hagar HF(22)	11,272,419	4,344,061

Reginn HF(22)	15,791,200	1,799,286

Reitir Fasteignafelag HF	6,661,681	2,170,577

Siminn HF	71,023,761	3,751,390

Total Iceland		$24,986,956

Italy — 0.0%(6)

Intesa Sanpaolo SpA(22)	194,400	$322,725

UniCredit SpA(22)	39,000	292,086

Total Italy		$614,811

Mexico — 0.0%(6)

Vista Oil & Gas SAB de CV ADR(22)	477,800	$950,822

Total Mexico		$950,822

Netherlands — 0.0%(6)

ING Groep NV(22)	53,500	$366,460

Total Netherlands		$366,460

Serbia — 0.1%

Komercijalna Banka AD Beograd(22)	84,003	$2,410,213

Total Serbia		$2,410,213

Singapore — 0.2%

Yoma Strategic Holdings, Ltd.(22)	43,974,000	$8,218,449

Total Singapore		$8,218,449

Spain — 0.0%(6)

Banco Bilbao Vizcaya Argentaria S.A.	95,500	$275,532

Banco Santander S.A.(22)	140,000	280,358

Total Spain		$555,890

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Security		Shares	Value

Sri Lanka — 0.1%

Softlogic Life Insurance PLC(22)		20,500,000	$3,349,227

Total Sri Lanka			$3,349,227

Vietnam — 0.7%

Bank for Foreign Trade of Vietnam JSC		539,910	$1,939,070

Bank for Investment and Development of Vietnam JSC		468,816	781,524

Binh Minh Plastics JSC		39,120	91,836

Coteccons Construction JSC		133,000	324,050

FPT Corp.		503,306	1,196,363

Hoa Phat Group JSC		953,288	1,259,614

KIDO Group Corp.		24,450	36,299

Masan Group Corp.(22)		429,280	1,555,203

Military Commercial Joint Stock Bank(22)		2,143,462	1,650,371

PetroVietnam Nhon Trach 2 Power JSC		485,400	476,256

Phu Nhuan Jewelry JSC		532,630	1,609,623

Refrigeration Electrical Engineering Corp.		807,810	1,562,236

SSI Securities Corp.		775,425	574,211

Viet Capital Securities JSC		448,200	715,382

Vietnam Dairy Products JSC		474,081	2,215,051

Vietnam Prosperity JSC Bank(22)		1,581,255	1,614,006

Vietnam Technological & Commercial Joint Stock Bank(22)		781,800	770,401

Vingroup JSC(22)		632,834	2,911,051

Total Vietnam			$21,282,547

Total Common Stocks (identified cost $111,664,265)			$79,471,712

Short-Term Investments — 29.2%

Foreign Government Securities — 7.2%
Security		Principal Amount (000’s omitted)	Value

Egypt — 6.8%

Egypt Treasury Bill, 0.00%, 11/3/20	EGP	248,100	$15,802,548

Egypt Treasury Bill, 0.00%, 11/10/20	EGP	175,475	11,172,811

Egypt Treasury Bill, 0.00%, 11/17/20	EGP	517,100	32,971,859

Egypt Treasury Bill, 0.00%, 12/8/20	EGP	42,575	2,679,821

Egypt Treasury Bill, 0.00%, 12/29/20	EGP	134,350	8,435,928

Egypt Treasury Bill, 0.00%, 1/12/21	EGP	176,875	11,008,143

Egypt Treasury Bill, 0.00%, 2/2/21	EGP	44,050	2,730,009

Egypt Treasury Bill, 0.00%, 2/16/21	EGP	534,050	32,933,932

Egypt Treasury Bill, 0.00%, 3/2/21	EGP	29,850	1,831,717

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)

Egypt Treasury Bill, 0.00%, 3/23/21	EGP	45,250	$2,756,283

Egypt Treasury Bill, 0.00%, 3/30/21	EGP	184,700	11,222,968

Egypt Treasury Bill, 0.00%, 4/6/21	EGP	208,975	12,666,924

Egypt Treasury Bill, 0.00%, 6/15/21	EGP	157,275	9,276,091

Egypt Treasury Bill, 0.00%, 6/29/21	EGP	295,900	17,394,158

Egypt Treasury Bill, 0.00%, 7/6/21	EGP	264,775	15,543,690

Egypt Treasury Bill, 0.00%, 7/13/21	EGP	184,100	10,781,198

Egypt Treasury Bill, 0.00%, 9/28/21	EGP	92,950	5,305,357

Egypt Treasury Bill, 0.00%, 10/12/21	EGP	194,675	11,060,729

Total Egypt			$215,574,166

Georgia — 0.4%

Georgia Treasury Bill, 0.00%, 12/3/20	GEL	1,570	$483,508

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,982	1,213,745

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	11,447	3,471,502

Georgia Treasury Bill, 0.00%, 4/8/21	GEL	843	252,536

Georgia Treasury Bill, 0.00%, 5/13/21	GEL	18,000	5,346,223

Georgia Treasury Bill, 0.00%, 7/15/21	GEL	7,000	2,054,269

Total Georgia			$12,821,783

Total Foreign Government Securities (identified cost $225,716,167)			$228,395,949

U.S. Treasury Obligations — 6.5%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 11/19/20(11)		$54,900	$54,898,120

U.S. Treasury Bill, 0.00%, 12/3/20		150,000	149,989,989

Total U.S. Treasury Obligations (identified cost $204,886,406)			$204,888,109

Other — 15.5%
Description		Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(23)		490,405,962	$490,405,962

Total Other (identified cost $490,395,037)			$490,405,962

Total Short-Term Investments (identified cost $920,997,610)			$923,690,020

Total Investments — 92.7% (identified cost $2,925,948,069)			$2,933,528,422

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Securities Sold Short — (0.3)%

Common Stocks — (0.3)%
Security	Shares	Value

Ashmore Group PLC	(1,867,300)	$(8,639,152)

Total Common Stocks		$(8,639,152)

Total Securities Sold Short (proceeds $12,025,557)		$(8,639,152)

Other Assets, Less Liabilities — 7.6%		$240,839,692

Net Assets — 100.0%		$3,165,728,962

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $889,669,261 or 28.1% of the Portfolio’s net assets.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $65,273,484 or 2.1% of the Portfolio’s net assets.

(3)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Step coupon security. Interest rate represents the rate in effect at October 31, 2020.

(5)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05%.

(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(12)	Fixed-rate loan.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2020.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2020.

(18)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2020.

(19)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(20)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(21)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2020 of all interest only securities comprising the certificate.

(22)	Non-income producing security.

(23)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Value/Unrealized Appreciation (Depreciation)

2/2/21	United States Dollar 9,456,000	Gold 4,800 Troy Ounces	Citibank, N.A.	$(435,024)

2/2/21	United States Dollar 15,362,944	Gold 8,000 Troy Ounces	Citibank, N.A.	(327,984)

2/2/21	United States Dollar 6,275,200	Gold 3,200 Troy Ounces	Citibank, N.A.	(261,216)

2/2/21	United States Dollar 15,717,200	Gold 8,000 Troy Ounces	Citibank, N.A.	(682,240)

2/2/21	United States Dollar 15,522,320	Gold 8,000 Troy Ounces	Citibank, N.A.	(487,360)

2/2/21	United States Dollar 6,196,000	Gold 3,200 Troy Ounces	Citibank, N.A.	(182,016)

				$(2,375,840)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	592,412,738	USD	690,071,978	11/3/20	$(118,438)

EUR	15,775,432	USD	18,671,281	11/3/20	(298,423)

USD	695,132,669	EUR	592,412,738	11/3/20	5,179,130

USD	18,376,012	EUR	15,775,432	11/3/20	3,154

BRL	17,905,000	USD	3,102,152	11/4/20	18,301

BRL	17,905,000	USD	3,102,152	11/4/20	18,301

BRL	17,905,000	USD	3,177,219	11/4/20	(56,766)

BRL	17,905,000	USD	3,177,219	11/4/20	(56,766)

USD	3,118,605	BRL	17,905,000	11/4/20	(1,848)

USD	3,118,605	BRL	17,905,000	11/4/20	(1,848)

USD	3,102,152	BRL	17,905,000	11/4/20	(18,301)

USD	3,102,152	BRL	17,905,000	11/4/20	(18,301)

COP	3,000,000,000	USD	778,493	11/5/20	(3,400)

PEN	6,308,000	USD	1,755,050	11/5/20	(10,353)

PEN	6,308,000	USD	1,755,050	11/5/20	(10,353)

PEN	498,000	USD	138,414	11/5/20	(675)

PEN	498,000	USD	138,414	11/5/20	(675)

PEN	4,595,000	USD	1,277,880	11/5/20	(6,973)

PEN	4,595,000	USD	1,277,880	11/5/20	(6,973)

PEN	11,444,000	USD	3,182,513	11/5/20	(17,278)

PEN	11,444,000	USD	3,182,513	11/5/20	(17,278)

USD	34,369	COP	131,200,000	11/5/20	472

USD	16,507	COP	63,000,000	11/5/20	230

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	32,749,524	PEN	116,162,563	11/5/20	$620,733

NZD	30,878,633	USD	20,475,742	11/9/20	(58,794)

USD	38,450,468	NZD	57,331,000	11/9/20	543,219

RUB	319,231,000	USD	4,127,975	11/13/20	(114,140)

RUB	319,231,000	USD	4,134,719	11/13/20	(120,884)

RUB	383,078,000	USD	4,949,471	11/13/20	(132,859)

RUB	415,000,000	USD	5,362,030	11/13/20	(144,048)

RUB	421,960,000	USD	5,457,845	11/13/20	(152,352)

USD	7,992,975	RUB	634,095,161	11/13/20	20,211

USD	584,740	RUB	45,400,000	11/13/20	13,906

USD	4,434,824	RUB	353,309,228	11/13/20	(7,492)

USD	10,391,154	RUB	825,695,611	11/13/20	9,311

USD	5,046,837	NZD	7,693,467	11/16/20	(40,122)

USD	18,429,141	NZD	28,093,631	11/16/20	(146,511)

USD	1,078,061	JPY	114,682,000	11/19/20	(17,518)

USD	1,472,293	IDR	21,589,260,057	11/23/20	13,975

USD	33,130,627	NZD	50,148,151	11/23/20	(27,891)

USD	23,243,047	IDR	352,690,000,000	11/24/20	(577,691)

JPY	5,916,978,060	USD	56,031,989	11/25/20	497,934

USD	25,473,428	JPY	2,689,994,017	11/25/20	(226,372)

GBP	24,507,000	USD	31,491,495	11/30/20	262,619

GBP	7,567,574	USD	9,724,333	11/30/20	81,095

USD	24,672,000	GBP	19,200,000	11/30/20	(205,749)

KRW	6,038,729,496	USD	5,094,174	12/1/20	215,967

KRW	5,746,067,504	USD	4,844,878	12/1/20	207,912

BRL	17,905,000	USD	3,115,823	12/2/20	302

BRL	17,905,000	USD	3,115,823	12/2/20	302

USD	672,107,108	EUR	576,637,306	12/2/20	97,215

USD	11,054,119	NZD	16,406,442	12/2/20	205,868

USD	6,278,387	NZD	9,318,336	12/2/20	116,926

CHF	43,722,477	USD	47,551,412	12/7/20	179,834

NOK	157,860,700	USD	16,918,057	12/7/20	(384,949)

JPY	2,006,531,681	USD	18,908,210	12/8/20	265,439

KRW	12,175,000,000	USD	10,259,284	12/10/20	447,856

KRW	22,936,000,000	USD	19,310,154	12/10/20	860,603

KRW	11,468,000,000	USD	9,659,459	12/10/20	425,919

CAD	4,414,732	USD	3,348,960	12/16/20	(34,618)

COP	63,000,000	USD	16,479	12/16/20	(233)

COP	131,200,000	USD	34,311	12/16/20	(478)

COP	4,484,731,500	USD	1,163,530	12/16/20	(7,043)

COP	4,744,200,000	USD	1,230,566	12/16/20	(7,170)

COP	5,942,631,500	USD	1,541,771	12/16/20	(9,333)

COP	6,286,300,000	USD	1,630,561	12/16/20	(9,500)

USD	15,722,969	CLP	12,364,700,000	12/16/20	(264,777)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	16,732,342	NZD	24,958,454	12/17/20	$229,211

USD	10,650,126	ZAR	182,000,000	12/17/20	(475,986)

USD	92,857,155	ZAR	1,568,645,212	12/17/20	(3,038,021)

USD	51,954,514	ZAR	918,337,604	12/17/20	(4,185,744)

ZAR	1,375,561,247	USD	77,821,725	12/17/20	6,269,750

ZAR	257,360,000	USD	15,234,622	12/17/20	498,433

ZAR	54,554,000	USD	3,229,366	12/17/20	105,656

ZAR	54,554,000	USD	3,229,366	12/17/20	105,656

MXN	70,704,000	USD	3,317,334	12/18/20	(462)

MXN	70,704,000	USD	3,317,334	12/18/20	(462)

MXN	103,308,000	USD	4,847,069	12/18/20	(675)

USD	4,847,069	MXN	103,308,000	12/18/20	675

IDR	46,357,618,000	USD	3,068,212	1/4/21	48,056

IDR	46,357,618,000	USD	3,068,212	1/4/21	48,056

INR	189,500,000	USD	2,543,785	1/5/21	(16,991)

INR	189,500,000	USD	2,543,785	1/5/21	(16,991)

INR	279,151,000	USD	3,746,641	1/5/21	(24,441)

INR	279,151,000	USD	3,746,641	1/5/21	(24,441)

JPY	1,633,418,840	USD	15,489,470	1/7/21	128,003

USD	5,777,451	NZD	8,688,942	1/7/21	32,063

PHP	7,558,338	USD	155,330	1/11/21	124

USD	20,550,760	PHP	1,000,000,000	1/11/21	(16,361)

USD	22,509,129	PHP	1,095,294,228	1/11/21	(17,921)

NZD	2,193,467	USD	1,438,404	1/13/21	11,982

USD	23,763,726	NZD	36,238,052	1/13/21	(197,956)

KRW	3,554,222,400	USD	3,109,638	1/19/21	17,077

USD	17,692,623	NZD	26,551,546	1/19/21	135,947

USD	9,641,991	SGD	13,081,000	1/26/21	64,865

USD	8,309,274	SGD	11,272,943	1/26/21	55,900

USD	108,816	PHP	5,284,000	1/27/21	197

AUD	65,822,527	USD	46,887,361	1/28/21	(600,154)

USD	101,435,204	AUD	142,399,175	1/28/21	1,298,362

USD	16,516,567	NZD	24,682,000	1/28/21	196,092

					$7,601,060

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	576,637,306	USD	671,695,966	BNP Paribas	11/3/20	$—	$(115,284)

MYR	13,670,913	USD	3,287,067	Morgan Stanley & Co. International PLC	11/3/20	3,164	—

MYR	13,670,913	USD	3,287,067	Morgan Stanley & Co. International PLC	11/3/20	3,164	—

MYR	13,670,913	USD	3,290,628	Morgan Stanley & Co. International PLC	11/3/20	—	(396)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	13,670,913	USD	3,290,628	Morgan Stanley & Co. International PLC	11/3/20	$—	$(396)

USD	671,695,966	EUR	576,637,306	BNP Paribas	11/3/20	115,284	—

USD	3,287,067	MYR	13,670,913	Morgan Stanley & Co. International PLC	11/3/20	—	(3,164)

USD	3,287,067	MYR	13,670,913	Morgan Stanley & Co. International PLC	11/3/20	—	(3,164)

USD	3,280,757	MYR	13,670,913	Morgan Stanley & Co. International PLC	11/3/20	—	(9,475)

USD	3,280,757	MYR	13,670,913	Morgan Stanley & Co. International PLC	11/3/20	—	(9,475)

USD	1,199,380	CRC	711,700,000	Citibank, N.A.	11/5/20	29,540	—

EUR	9,945,643	RSD	1,171,000,000	JPMorgan Chase Bank, N.A.	11/6/20	—	(14,475)

USD	6,859,240	UAH	196,723,000	Bank of America, N.A.	11/6/20	—	(30,905)

CNH	15,897,731	USD	2,323,109	Citibank, N.A.	11/9/20	49,988	—

CNH	15,897,731	USD	2,323,109	Citibank, N.A.	11/9/20	49,988	—

CNH	13,980,822	USD	2,042,994	Citibank, N.A.	11/9/20	43,960	—

RUB	240,726,000	USD	3,094,165	Standard Chartered Bank	11/9/20	—	(66,054)

RUB	240,726,000	USD	3,094,165	Standard Chartered Bank	11/9/20	—	(66,054)

USD	6,013,273	CNH	42,100,000	Citibank, N.A.	11/9/20	—	(271,106)

USD	9,632,980	CNH	67,435,000	Standard Chartered Bank	11/9/20	—	(433,223)

EGP	90,130,000	USD	5,511,695	Goldman Sachs International	11/10/20	214,270	—

EGP	95,900,000	USD	5,407,387	Goldman Sachs International	11/12/20	680,664	—

USD	3,359,342	RSD	332,070,980	Citibank, N.A.	11/17/20	70,495	—

USD	2,883,514	CNH	19,410,000	Barclays Bank PLC	11/20/20	—	(11,579)

USD	19,742,869	IDR	289,498,690,734	Standard Chartered Bank	11/23/20	187,727	—

USD	2,499,458	CRC	1,500,000,000	Citibank, N.A.	11/24/20	34,779	—

EUR	490,781	USD	575,681	BNP Paribas	11/30/20	—	(3,753)

EUR	3,668,469	USD	4,281,672	BNP Paribas	11/30/20	—	(6,647)

EUR	576,637,306	USD	676,389,447	BNP Paribas	11/30/20	—	(4,409,151)

USD	237,594,681	EUR	202,554,840	BNP Paribas	11/30/20	1,548,798	—

USD	111,098,768	EUR	94,714,213	BNP Paribas	11/30/20	724,215	—

USD	69,777,404	EUR	59,486,816	BNP Paribas	11/30/20	454,855	—

USD	50,887,474	EUR	43,382,723	BNP Paribas	11/30/20	331,718	—

USD	47,771,166	EUR	40,726,000	BNP Paribas	11/30/20	311,404	—

USD	32,093,774	EUR	27,360,668	BNP Paribas	11/30/20	209,208	—

USD	30,056,679	EUR	25,623,999	BNP Paribas	11/30/20	195,929	—

USD	18,361,918	EUR	15,653,950	BNP Paribas	11/30/20	119,695	—

USD	13,010,727	EUR	11,091,939	BNP Paribas	11/30/20	84,812	—

USD	10,791,502	EUR	9,200,000	BNP Paribas	11/30/20	70,346	—

USD	10,351,148	EUR	8,824,588	BNP Paribas	11/30/20	67,476	—

USD	9,649,368	EUR	8,226,305	BNP Paribas	11/30/20	62,901	—

USD	9,036,317	EUR	7,703,664	BNP Paribas	11/30/20	58,905	—

USD	8,533,212	EUR	7,274,757	BNP Paribas	11/30/20	55,625	—

USD	5,213,938	EUR	4,445,000	BNP Paribas	11/30/20	33,988	—

USD	4,222,762	EUR	3,600,000	BNP Paribas	11/30/20	27,527	—

USD	1,394,836	EUR	1,189,129	BNP Paribas	11/30/20	9,092	—

USD	1,307,465	EUR	1,114,643	BNP Paribas	11/30/20	8,523	—

USD	349,594	EUR	298,037	BNP Paribas	11/30/20	2,279	—

USD	63,995	EUR	54,557	BNP Paribas	11/30/20	417	—

USD	3,573,006	UAH	102,899,000	Goldman Sachs International	11/30/20	—	(2,740)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,572,951	UAH	102,901,000	Goldman Sachs International	11/30/20	$—	$(2,864)

KRW	17,068,390,000	USD	14,382,920	Australia and New Zealand Banking Group Limited	12/1/20	626,124	—

KRW	9,264,416,000	USD	7,972,366	Australia and New Zealand Banking Group Limited	12/1/20	174,275	—

MYR	8,429,469	USD	2,022,911	Goldman Sachs International	12/2/20	—	(1,413)

MYR	8,429,469	USD	2,022,911	Goldman Sachs International	12/2/20	—	(1,413)

MYR	4,467,618	USD	1,073,482	Goldman Sachs International	12/2/20	—	(2,089)

MYR	4,467,618	USD	1,073,482	Goldman Sachs International	12/2/20	—	(2,089)

USD	5,364,645	UAH	154,770,000	Goldman Sachs International	12/8/20	35	—

CNH	11,923,298	USD	1,739,561	Citibank, N.A.	12/9/20	36,396	—

CNH	11,923,298	USD	1,739,561	Citibank, N.A.	12/9/20	36,396	—

CNH	10,485,616	USD	1,529,809	Citibank, N.A.	12/9/20	32,008	—

KRW	6,159,176,412	USD	5,217,945	Australia and New Zealand Banking Group Limited	12/10/20	198,660	—

USD	1,320,058	ZAR	21,380,000	Standard Chartered Bank	12/14/20	12,582	—

USD	8,367,032	UAH	244,150,000	BNP Paribas	1/5/21	—	(22,858)

CNH	15,897,731	USD	2,313,710	Bank of America, N.A.	1/11/21	48,464	—

CNH	15,897,731	USD	2,313,710	Bank of America, N.A.	1/11/21	48,464	—

CNH	13,980,822	USD	2,034,728	Bank of America, N.A.	1/11/21	42,621	—

CNH	15,897,731	USD	2,313,609	UBS AG	1/11/21	48,565	—

CNH	15,897,731	USD	2,313,609	UBS AG	1/11/21	48,565	—

CNH	13,980,822	USD	2,034,639	UBS AG	1/11/21	42,709	—

USD	2,267,586	UAH	65,760,000	BNP Paribas	1/11/21	12,017	—

TRY	19,888,000	USD	2,441,313	Standard Chartered Bank	1/13/21	—	(150,991)

TRY	52,200,000	USD	6,384,201	Standard Chartered Bank	1/13/21	—	(372,796)

TRY	65,220,000	USD	7,981,399	Standard Chartered Bank	1/13/21	—	(470,598)

TRY	65,190,000	USD	7,981,210	Standard Chartered Bank	1/13/21	—	(473,864)

USD	916,125	CRC	556,500,000	Citibank, N.A.	1/13/21	3,852	—

USD	1,170,734	TRY	9,400,000	Citibank, N.A.	1/13/21	88,221	—

USD	7,969,871	TRY	67,983,000	Standard Chartered Bank	1/13/21	140,881	—

USD	7,969,822	TRY	68,401,000	Standard Chartered Bank	1/13/21	92,695	—

USD	6,583,169	TRY	56,714,000	Standard Chartered Bank	1/13/21	51,928	—

USD	2,734,687	UAH	79,470,000	Bank of America, N.A.	1/13/21	10,546	—

USD	927,166	CRC	563,300,000	Citibank, N.A.	1/20/21	4,258	—

CNH	6,347,510	USD	941,767	Goldman Sachs International	1/21/21	687	—

CNH	6,347,510	USD	941,767	Goldman Sachs International	1/21/21	687	—

USD	4,661,401	CNH	31,417,857	Goldman Sachs International	1/21/21	—	(3,398)

USD	1,855,356	CRC	1,127,500,000	Citibank, N.A.	1/21/21	8,212	—

EUR	14,742,739	RSD	1,737,726,598	HSBC Bank USA, N.A.	1/26/21	128	—

THB	990,390,000	USD	31,607,519	Standard Chartered Bank	1/26/21	158,591	—

USD	9,983,148	IDR	148,100,000,000	Deutsche Bank AG	1/26/21	52,973	—

USD	6,283,523	IDR	93,197,208,210	Standard Chartered Bank	1/26/21	34,606	—

USD	79,845,008	THB	2,501,863,495	Standard Chartered Bank	1/26/21	—	(400,622)

USD	1,530,088	CRC	934,700,000	Citibank, N.A.	1/28/21	—	(351)

USD	5,359,461	UAH	157,193,000	Bank of America, N.A.	1/29/21	—	(2,468)

USD	5,359,456	UAH	157,568,000	Bank of America, N.A.	1/29/21	—	(15,265)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	13,670,913	USD	3,275,255	Morgan Stanley & Co. International PLC	2/2/21	$—	$(1,136)

MYR	13,670,913	USD	3,275,255	Morgan Stanley & Co. International PLC	2/2/21	—	(1,136)

OMR	2,165,000	USD	5,469,934	BNP Paribas	2/16/21	139,169	—

USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	—	(129,478)

TRY	15,546,000	USD	2,079,778	Citibank, N.A.	2/26/21	—	(328,171)

TRY	9,413,645	USD	1,259,334	Standard Chartered Bank	2/26/21	—	(198,675)

TRY	64,285,000	USD	8,590,484	Standard Chartered Bank	2/26/21	—	(1,347,333)

TRY	107,066,000	USD	14,317,465	Standard Chartered Bank	2/26/21	—	(2,254,071)

TRY	107,052,000	USD	14,317,507	Standard Chartered Bank	2/26/21	—	(2,255,690)

USD	224,620	TRY	1,700,000	Citibank, N.A.	2/26/21	33,077	—

USD	11,506,751	TRY	80,289,000	Standard Chartered Bank	2/26/21	2,460,389	—

USD	9,205,351	TRY	64,075,000	Standard Chartered Bank	2/26/21	1,985,860	—

USD	9,205,539	TRY	64,092,000	Standard Chartered Bank	2/26/21	1,984,133	—

USD	5,753,439	TRY	40,237,000	Standard Chartered Bank	2/26/21	1,219,836	—

USD	4,070,803	TRY	30,870,000	Standard Chartered Bank	2/26/21	592,603	—

USD	1,989,529	TRY	14,440,000	Standard Chartered Bank	2/26/21	362,538	—

USD	943,948	TRY	7,505,645	Standard Chartered Bank	2/26/21	98,269	—

USD	22,086	TRY	154,000	Standard Chartered Bank	2/26/21	4,735	—

EGP	136,520,000	USD	7,726,089	Goldman Sachs International	3/8/21	638,304	—

EGP	75,050,000	USD	4,237,719	Goldman Sachs International	3/8/21	360,492	—

EGP	489,295,000	USD	26,999,674	HSBC Bank USA, N.A.	3/8/21	2,978,760	—

EGP	147,335,000	USD	8,309,927	HSBC Bank USA, N.A.	3/8/21	717,087	—

USD	10,316,284	EGP	179,916,000	Goldman Sachs International	3/8/21	—	(706,922)

USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	—	(1,501,308)

USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	—	(1,501,308)

OMR	2,000,000	USD	5,037,783	Standard Chartered Bank	3/10/21	139,758	—

USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	—	(938,765)

USD	8,023,144	BHD	3,039,167	Standard Chartered Bank	3/11/21	—	(25,291)

USD	6,685,631	SAR	25,265,000	Standard Chartered Bank	3/11/21	—	(46,988)

USD	10,723,443	BHD	4,061,000	Standard Chartered Bank	3/16/21	—	(30,457)

USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	—	(452,559)

USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(69,566)

USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(285,670)

USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(19,661)

USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(35,574)

USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(166,668)

USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(190,820)

USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	—	(142,501)

USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	—	(95,431)

TRY	7,505,645	USD	909,006	Standard Chartered Bank	5/17/21	—	(96,179)

TRY	13,105,000	USD	1,594,635	Standard Chartered Bank	5/17/21	—	(175,423)

TRY	39,693,269	USD	4,820,108	Standard Chartered Bank	5/17/21	—	(521,506)

TRY	39,707,000	USD	4,826,170	Standard Chartered Bank	5/17/21	—	(526,081)

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	39,669,000	USD	4,825,951	Standard Chartered Bank	5/17/21	$—	$(529,977)

TRY	39,670,000	USD	4,826,073	Standard Chartered Bank	5/17/21	—	(529,990)

TRY	39,640,000	USD	4,825,358	Standard Chartered Bank	5/17/21	—	(532,525)

TRY	39,611,000	USD	4,826,234	Standard Chartered Bank	5/17/21	—	(536,541)

TRY	39,280,000	USD	4,825,591	Standard Chartered Bank	5/17/21	—	(571,744)

TRY	79,190,000	USD	9,651,509	Standard Chartered Bank	5/17/21	—	(1,075,589)

USD	15,804,790	TRY	126,707,000	Standard Chartered Bank	5/17/21	2,082,993	—

USD	6,292,606	TRY	48,329,354	Standard Chartered Bank	5/17/21	1,058,755	—

USD	7,902,339	TRY	63,843,000	Standard Chartered Bank	5/17/21	988,430	—

USD	4,741,461	TRY	37,440,000	Standard Chartered Bank	5/17/21	686,878	—

USD	3,160,948	TRY	24,687,000	Standard Chartered Bank	5/17/21	487,457	—

USD	3,160,870	TRY	24,718,000	Standard Chartered Bank	5/17/21	484,022	—

USD	3,160,994	TRY	24,798,000	Standard Chartered Bank	5/17/21	475,483	—

USD	3,160,916	TRY	25,055,000	Standard Chartered Bank	5/17/21	447,572	—

USD	193,088	TRY	1,493,560	Standard Chartered Bank	5/17/21	31,343	—

USD	3,218,128	GHS	21,658,000	ICBC Standard Bank plc	5/24/21	—	(185,714)

USD	1,380,699	GHS	9,254,000	Standard Chartered Bank	5/24/21	—	(73,689)

USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	—	(240,528)

USD	684,132	GHS	4,570,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(32,772)

USD	577,528	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(25,813)

USD	1,878,190	GHS	12,659,000	Standard Chartered Bank	6/4/21	—	(101,221)

USD	1,863,080	GHS	12,641,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(110,778)

USD	1,165,714	GHS	7,752,000	ICBC Standard Bank plc	6/14/21	—	(40,840)

USD	677,596	GHS	4,567,000	Standard Chartered Bank	6/16/21	—	(32,577)

USD	676,492	GHS	4,567,000	Standard Chartered Bank	6/18/21	—	(33,029)

USD	932,346	GHS	6,298,000	ICBC Standard Bank plc	6/21/21	—	(44,753)

USD	862,351	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/23/21	—	(35,887)

USD	1,193,573	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(39,598)

USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	—	(122,790)

USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	—	(131,466)

USD	1,183,759	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(25,884)

USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	—	(102,816)

USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	—	(399,981)

KES	400,890,000	USD	3,386,753	Standard Chartered Bank	10/12/21	22,788	—

KES	267,260,000	USD	2,257,836	Standard Chartered Bank	10/12/21	15,192	—

GEL	4,403,600	USD	1,271,247	Goldman Sachs International	10/21/21	—	(5,845)

USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	—	(2,512)

USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	—	(186,053)

USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(32,811)

USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(163,133)

USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(383,398)

USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(19,916)

USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(49,939)

USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(79,094)

USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(106,602)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	$—	$(116,897)

USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	—	(172,380)

USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	—	(180,542)

						$28,412,805	$(28,480,112)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

WTI Crude Oil	(111)	Short	11/19/20	$(3,972,690)	$557,045

Equity Futures

E-mini S&P 500 Index	52	Long	12/18/20	8,488,220	(339,040)

TOPIX Index	102	Long	12/10/20	15,409,106	(357,244)

MSCI Emerging Markets Index	(145)	Short	12/18/20	(7,988,775)	102,950

Interest Rate Futures

Euro-Bobl	(131)	Short	12/8/20	(20,729,572)	(100,696)

Euro-Bund	(75)	Short	12/8/20	(15,386,483)	(110,397)

Euro-Buxl	(84)	Short	12/8/20	(22,379,730)	(797,180)

U.S. 2-Year Treasury Note	(151)	Short	12/31/20	(33,347,406)	15,336

U.S. 5-Year Treasury Note	(508)	Short	12/31/20	(63,805,594)	168,148

U.S. 10-Year Treasury Note	(234)	Short	12/21/20	(32,343,188)	240,000

U.S. Long Treasury Bond	(139)	Short	12/21/20	(23,973,156)	556,097

U.S. Ultra 10-Year Treasury Note	(21)	Short	12/21/20	(3,302,906)	45,844

U.S. Ultra-Long Treasury Bond	(93)	Short	12/21/20	(19,995,000)	337,134

					$317,997

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(1,821,540)

EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,875,271)

EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,878,988)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$(1,977,412)

EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	3,421,895

EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	3,449,491

EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	3,475,378

EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	3,797,864

EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	448,595

USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(182,882)

USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(210,554)

USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(242,987)

USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(248,524)

USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(362,010)

							$5,793,055

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	164,060	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(169,204)	$—	$(169,204)

BRL	243,243	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	(35,323)	—	(35,323)

BRL	818,909	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(414,899)	—	(414,899)

BRL	1,189,580	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(636,472)	—	(636,472)

BRL	1,928,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	(375,151)	—	(375,151)

CAD	41,210	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(1,565,427)	—	(1,565,427)

CAD	20,350	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(711,080)	—	(711,080)

CAD	23,340	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(820,471)	—	(820,471)

CAD	58,220	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	(378,635)	—	(378,635)

CAD	8,660	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	56,536	(92)	56,444

CAD	13,202	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	81,286	(141)	81,145

CLP	13,031,890	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.53% (pays semi-annually)	5/11/25	(340,252)	—	(340,252)

CLP	6,418,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	5/13/25	(145,762)	—	(145,762)

CLP	6,418,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.41% (pays semi-annually)	5/14/25	(118,138)	—	(118,138)

CLP	12,837,390	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.35% (pays semi-annually)	5/15/25	(212,134)	—	(212,134)

CLP	18,672,560	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.24% (pays semi-annually)	5/19/25	(156,644)	—	(156,644)

CNY	563,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	(112,614)	—	(112,614)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	581,750	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	7/27/22	$(116,365)	$—	$(116,365)

COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	(641,499)	—	(641,499)

COP	10,940,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	(133,645)	—	(133,645)

COP	72,092,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	(737,785)	—	(737,785)

COP	7,936,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	(48,026)	—	(48,026)

COP	7,936,810	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	(52,553)	—	(52,553)

COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	63,458	—	63,458

COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	130,018	—	130,018

COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	225,383	—	225,383

COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	144,856	—	144,856

EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(375,223)	129,481	(245,742)

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.45)% (pays annually)	8/26/24	(7,709)	(3)	(7,712)

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	(6,907)	—	(6,907)

EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(182,401)	37,926	(144,475)

EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(314,519)	23,965	(290,554)

EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(191,740)	(7)	(191,747)

EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(85,738)	2	(85,736)

EUR	1,847	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(280,798)	—	(280,798)

EUR	1,821	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(285,032)	—	(285,032)

EUR	3,316	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(501,838)	(1)	(501,839)

EUR	2,876	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(418,786)	(1)	(418,787)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	16,000	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	$(1,796,809)	$4	$(1,796,805)

EUR	2,510	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(235,609)	—	(235,609)

EUR	7,009	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	(445,249)	(6)	(445,255)

GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,817,091)	—	(2,817,091)

GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(3,176,775)	—	(3,176,775)

KRW	17,462,170	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	282,885	—	282,885

KRW	23,283,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	0.92% (pays quarterly)	7/27/30	372,174	—	372,174

MXN	699,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	(9,217)	—	(9,217)

MXN	785,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/1/21	(10,358)	—	(10,358)

MXN	2,111,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.43% (pays monthly)	9/1/21	(19,443)	—	(19,443)

MXN	360,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.42% (pays monthly)	9/2/21	(4,659)	—	(4,659)

MXN	389,616	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.50% (pays monthly)	8/31/22	(15,163)	—	(15,163)

MXN	1,554,016	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.49% (pays monthly)	8/31/22	(64,514)	—	(64,514)

NZD	16,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,374,940)	—	(2,374,940)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,485,449)	—	(5,485,449)

SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	897,297	—	897,297

SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	326,000	—	326,000

SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	371,424	—	371,424

SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	374,094	—	374,094

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	14,570	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	$313,632	$—	$313,632

SGD	24,900	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	519,684	—	519,684

SGD	72,840	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	1,551,245	—	1,551,245

SGD	46,100	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	98,996	—	98,996

USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	(24,088)	—	(24,088)

USD	665	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(3,430)	—	(3,430)

USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(11,895)	—	(11,895)

USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(112,276)	—	(112,276)

USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(379,844)	—	(379,844)

USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(10,671)	—	(10,671)

USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(53,923)	—	(53,923)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(20,821)	—	(20,821)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(31,922)	—	(31,922)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(88,117)	—	(88,117)

USD	836	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(45,588)	—	(45,588)

USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(215,844)	—	(215,844)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	$(266,765)	$—	$(266,765)

USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(39,495)	—	(39,495)

USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(116,695)	—	(116,695)

USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(217,459)	—	(217,459)

USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(37,119)	—	(37,119)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(52,832)	—	(52,832)

USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(14,877)	—	(14,877)

USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	214,341	—	214,341

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	4/15/25	(24,668)	—	(24,668)

USD	1,940	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(2,421)	—	(2,421)

USD	5,975	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/12/25	12,791	—	12,791

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	1,356	—	1,356

USD	1,990	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	(3,969)	—	(3,969)

USD	7,257	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	(526)	—	(526)

USD	2,580	Receives	3-month USD-LIBOR (pays quarterly)	0.32% (pays semi-annually)	7/14/25	9,942	—	9,942

USD	760	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	7/15/25	2,560	—	2,560

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	33,064	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	$(2,589,008)	$—	$(2,589,008)

USD	32,860	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	558,662	—	558,662

USD	3,277	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/27/30	24,529	—	24,529

USD	2,373	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/30/30	18,992	—	18,992

USD	1,886	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	8,592	—	8,592

USD	5,602	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	119,706	—	119,706

USD	2,316	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/26/30	36,315	—	36,315

USD	1,330	Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	5/29/30	20,998	—	20,998

USD	1,516	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/1/30	20,001	—	20,001

USD	1,007	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	16,845	—	16,845

USD	14,560	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	108,212	—	108,212

USD	4,475	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	16,338	—	16,338

USD	597	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	3,459	—	3,459

USD	3,281	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	45,610	—	45,610

USD	1,411	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	13,330	—	13,330

USD	4,394	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	50,655	—	50,655

USD	10,808	Receives	3-month USD-LIBOR (pays quarterly)	0.72% (pays semi-annually)	6/19/30	117,704	—	117,704

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	1,350		Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	6/23/30	$21,236	$—	$21,236

USD	3,600		Receives	3-month USD-LIBOR (pays quarterly)	0.67% (pays semi-annually)	6/26/30	58,656	—	58,656

USD	4,127		Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/26/30	60,085	—	60,085

USD	1,311		Receives	3-month USD-LIBOR (pays quarterly)	0.64% (pays semi-annually)	6/30/30	26,122	—	26,122

USD	3,250		Receives	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	7/1/30	70,068	—	70,068

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(40)	11	(29)

USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(2,843,628)	1,419,077	(1,424,551)

USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	2,843,677	(1,566,748)	1,276,929

USD	1,226		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(123,263)	—	(123,263)

USD	300		Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(20,819)	—	(20,819)

USD	3,590		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(311,368)	—	(311,368)

USD	2,390		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(236,156)	—	(236,156)

USD	700		Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(91,586)	—	(91,586)

USD	1,085		Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(189,168)	—	(189,168)

USD	4,700		Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(743,289)	—	(743,289)

USD	100		Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	11/22/49	(13,387)	—	(13,387)

USD	1,500		Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(207,788)	—	(207,788)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	$(14,222)	$—	$(14,222)

USD	450	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(64,057)	—	(64,057)

USD	3,150	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(448,397)	—	(448,397)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	(13,986)	—	(13,986)

USD	568	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(73,247)	—	(73,247)

USD	4,060	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(528,905)	—	(528,905)

USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(127,036)	—	(127,036)

USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	(126,214)	—	(126,214)

USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(164,029)	—	(164,029)

USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(76,580)	—	(76,580)

USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(497,917)	—	(497,917)

USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(528,620)	—	(528,620)

USD	4,680	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	(416,588)	—	(416,588)

USD	3,430	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	427,527	—	427,527

USD	1,320	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	128,585	—	128,585

USD	800	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	68,708	—	68,708

Total						$(28,318,019)	$43,467	$(28,274,552)

(1)	Notional amount is less than USD 500.

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$27,265	1.00% (pays quarterly)(1)	12/20/25	2.15%	$(1,510,000)	$1,909,873	$399,873

Chile	24,408	1.00% (pays quarterly)(1)	12/20/25	0.57	562,566	(370,618)	191,948

Colombia	25,681	1.00% (pays quarterly)(1)	12/20/25	1.26	(301,888)	681,498	379,610

Mexico	25,681	1.00% (pays quarterly)(1)	12/20/25	1.28	(330,178)	749,125	418,947

Peru	24,568	1.00% (pays quarterly)(1)	12/20/25	0.60	527,742	(197,748)	329,994

South Africa	3,290	1.00% (pays quarterly)(1)	6/20/21	0.90	5,947	62,539	68,486

Turkey	40,966	1.00% (pays quarterly)(1)	6/20/21	3.90	(707,864)	1,101,495	393,631

Turkey	7,810	1.00% (pays quarterly)(1)	12/20/21	4.74	(317,977)	348,641	30,664

Total	$179,669				$(2,071,652)	$4,284,805	$2,213,153

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$89,753	1.00% (pays quarterly)(1)	12/20/25	$(2,512,428)	$2,227,243	$(285,185)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	2,820	1.00% (pays quarterly)(1)	6/20/24	46,370	(60,023)	(13,653)

Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,191,245)	2,708	(2,188,537)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(303,562)	71,729	(231,833)

Qatar	8,250	1.00% (pays quarterly)(1)	12/20/25	(218,327)	214,112	(4,215)

Russia	73,003	1.00% (pays quarterly)(1)	12/20/25	112,400	(482,602)	(370,202)

Saudi Arabia	24,167	1.00% (pays quarterly)(1)	12/20/25	(168,640)	144,833	(23,807)

South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	409,667	183,503	593,170

Turkey	86,108	1.00% (pays quarterly)(1)	12/20/25	16,872,860	(15,601,429)	1,271,431

Total				$12,047,095	$(13,299,926)	$(1,252,831)

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Barclays Bank PLC	$3,300	1.00% (pays quarterly)(1)	12/20/25	1.27%	$(40,617)	$43,249	$2,632

Vietnam	Goldman Sachs International	3,100	1.00% (pays quarterly)(1)	12/20/25	1.27	(38,155)	41,004	2,849

Vietnam	Nomura International PLC	1,500	1.00% (pays quarterly)(1)	12/20/25	1.27	(18,462)	18,571	109

Total		$7,900				$(97,234)	$102,824	$5,590

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Dubai	Barclays Bank PLC	$5,058	1.00% (pays quarterly)(1)	12/20/24	$55,538	$(69,565)	$(14,027)

Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	36,817	(46,130)	(9,313)

Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	963,219	(339,977)	623,242

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	1,051,780	(383,421)	668,359

Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(23,499)	(4,200)	(27,699)

Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(4,005)	(1,052)	(5,057)

Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(24)	(3)	(27)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(90,608)	(3,962)	(94,570)

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(82,001)	1,028	(80,973)

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(255,292)	12,811	(242,481)

Saudi Arabia	Barclays Bank PLC	47,716	1.00% (pays quarterly)(1)	12/20/30	1,537,460	(1,616,764)	(79,304)

Saudi Arabia	Goldman Sachs International	6,273	1.00% (pays quarterly)(1)	12/20/30	202,421	(197,699)	4,722

Saudi Arabia	Goldman Sachs International	1,575	1.00% (pays quarterly)(1)	12/20/30	50,736	(59,639)	(8,903)

South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	373,213	(390,819)	(17,606)

South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	265,506	(307,915)	(42,409)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	Bank of America, N.A.	$19,900	1.00% (pays quarterly)(1)	9/20/22	$253,652	$(370,118)	$(116,466)

South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	205,216	(227,233)	(22,017)

South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	136,258	(192,320)	(56,062)

South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	133,104	(166,200)	(33,096)

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	2,581,903	(1,869,819)	712,084

South Africa	Goldman Sachs International	11,190	1.00% (pays quarterly)(1)	12/20/30	2,166,277	(2,279,646)	(113,369)

South Africa	Goldman Sachs International	11,190	1.00% (pays quarterly)(1)	12/20/30	2,165,345	(2,406,917)	(241,572)

South Africa	Goldman Sachs International	10,230	1.00% (pays quarterly)(1)	12/20/30	1,979,578	(2,253,392)	(273,814)

South Africa	Goldman Sachs International	7,990	1.00% (pays quarterly)(1)	12/20/30	1,546,122	(1,668,664)	(122,542)

South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	121,124	(145,239)	(24,115)

South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	3,895,407	(2,568,697)	1,326,710

South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	117,275	(144,115)	(26,840)

Ukraine	Barclays Bank PLC	35,369	5.00% (pays quarterly)(1)	12/20/25	1,348,752	(1,032,286)	316,466

Ukraine	JPMorgan Chase Bank, N.A.	20,000	5.00% (pays quarterly)(1)	12/20/25	762,671	(554,486)	208,185

Total					$21,493,945	$(19,286,439)	$2,207,506

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $187,569,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	44,600	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	12/17/20	$7,523

Citibank, N.A.	USD	38,200	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	12/17/20	18,866

Citibank, N.A.	USD	35,100	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	12/17/20	52,879

Citibank, N.A.	USD	15,480	Notional Amount (pays upon termination)	Value of 80 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	382,400

Citibank, N.A.	USD	6,243	Notional Amount (pays upon termination)	Value of 32 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	204,160

Citibank, N.A.	USD	15,640	Notional Amount (pays upon termination)	Value of 80 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	542,400

Citibank, N.A.	USD	15,816	Notional Amount (pays upon termination)	Value of 80 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	718,400

Citibank, N.A.	USD	6,314	Notional Amount (pays upon termination)	Value of 32 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	274,560

Citibank, N.A.	USD	9,514	Notional Amount (pays upon termination)	Value of 48 Gold 100 oz. Feb. 2021 futures contracts (pays upon termination)	1/29/21	455,040

JPMorgan Chase Bank, N.A.	CNY	67,655	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 14.00% on $10,079,542 (pays quarterly)	4/16/21	(264,971)

UBS AG	CNY	37,584	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 11.00% on $5,407,827 (pays upon termination)	2/12/21	84,441

						$2,475,698

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF	428	CLP	12,285,939	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.62)% (pays semi-annually)	5/11/25	$605,932

Goldman Sachs International	CLF	214	CLP	6,143,584	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.74)% (pays semi-annually)	5/13/25	252,110

Goldman Sachs International	CLF	214	CLP	6,143,584	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.86)% (pays semi-annually)	5/14/25	201,799

Goldman Sachs International	CLF	428	CLP	12,287,167	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(0.93)% (pays semi-annually)	5/15/25	340,849

Goldman Sachs International	CLF	615	CLP	17,671,170	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	(1.09)% (pays semi-annually)	5/19/25	298,669

								$1,699,359

Abbreviations:

ADR	–	American Depositary Receipt

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KES	–	Kenyan Shilling

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $2,435,553,032)	$2,443,122,460

Affiliated investment, at value (identified cost, $490,395,037)	490,405,962

Cash	46,862,946

Deposits for derivatives collateral —

Futures contracts	906,870

Centrally cleared derivatives	105,791,877

OTC derivatives	14,172,000

Foreign currency, at value (identified cost, $22,980,996)	22,949,039

Interest and dividends receivable	37,685,986

Dividends receivable from affiliated investment	57,059

Receivable for investments sold	20,644,641

Receivable for variation margin on open centrally cleared derivatives	2,582,964

Receivable for open forward foreign currency exchange contracts	28,412,805

Receivable for open swap contracts	8,305,386

Receivable for closed swap contracts	171,467

Upfront payments on open non-centrally cleared swap contracts	19,300,278

Total assets	$3,241,371,740

Liabilities

Cash collateral due to brokers	$14,172,000

Payable for investments purchased	16,268,638

Payable for securities sold short, at value (proceeds, $12,025,557)	8,639,152

Payable for variation margin on open futures contracts	7,858

Payable for open forward commodity contracts	2,375,840

Payable for open forward foreign currency exchange contracts	28,480,112

Payable for open swap contracts	1,917,233

Payable for closed swap contracts	190,902

Upfront receipts on open non-centrally cleared swap contracts	116,663

Payable to affiliates:

Investment adviser fee	1,504,689

Trustees’ fees	9,223

Interest payable on securities sold short	148,750

Accrued foreign capital gains taxes	537,406

Accrued expenses	1,274,312

Total liabilities	$75,642,778

Net Assets applicable to investors’ interest in Portfolio	$3,165,728,962

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest (net of foreign taxes, $3,889,993)	$165,228,178

Dividends (net of foreign taxes, $136,752)	1,357,107

Dividends from affiliated investment	5,388,610

Total investment income	$171,973,895

Expenses

Investment adviser fee	$18,433,760

Trustees’ fees and expenses	108,500

Custodian fee	2,663,015

Legal and accounting services	180,209

Interest expense and fees	121,638

Interest and dividend expense on securities sold short	164,577

Miscellaneous	140,208

Total expenses	$21,811,907

Net investment income	$150,161,988

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $677,383)	$(30,756,859)

Investment transactions — affiliated investment	65,928

Futures contracts	16,002,460

Swap contracts	941,772

Foreign currency transactions	(6,655,252)

Forward foreign currency exchange contracts	381,568

Non-deliverable bond forward contracts	1,919,698

Net realized loss	$(18,100,685)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $384,551)	$(56,775,964)

Investments — affiliated investment	(47,539)

Securities sold short	3,386,405

Futures contracts	(2,447,342)

Swap contracts	29,168,910

Forward commodity contracts	(2,375,840)

Foreign currency	730,138

Forward foreign currency exchange contracts	17,782,434

Net change in unrealized appreciation (depreciation)	$(10,578,798)

Net realized and unrealized loss	$(28,679,483)

Net increase in net assets from operations	$121,482,505

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$150,161,988	$214,359,937

Net realized loss	(18,100,685)	(116,195,606)

Net change in unrealized appreciation (depreciation)	(10,578,798)	141,778,557

Net increase in net assets from operations	$121,482,505	$239,942,888

Capital transactions —

Contributions	$163,502,210	$146,704,921

Withdrawals	(678,982,536)	(1,691,439,864)

Net decrease in net assets from capital transactions	$(515,480,326)	$(1,544,734,943)

Net decrease in net assets	$(393,997,821)	$(1,304,792,055)

Net Assets

At beginning of year	$3,559,726,783	$4,864,518,838

At end of year	$3,165,728,962	$3,559,726,783

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.66%	0.65%	0.70%	0.64%	0.64%

Net investment income	4.53%	5.41%	4.64%	4.14%	4.54%

Portfolio Turnover	81%	61%	78%	74%	65%

Total Return	4.03%	6.56%	(2.60)%	3.93%	5.06	%(2)

Net assets, end of year (000’s omitted)	$3,165,729	$3,559,727	$4,864,519	$5,484,065	$5,412,097

(1)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04%, 0.03% and 0.03% of average daily net assets for the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(2)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2020

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Global Macro Absolute Return Fund held an interest of 99.9%, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2020 were $34,200,351 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

56

Global Macro Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could

57

Global Macro Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

58

Global Macro Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be

59

Global Macro Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $18,433,760 or 0.56% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

During the year ended October 31, 2020, EVM reimbursed the Portfolio $1,083 for a net realized loss due to trading errors. The amount of the reimbursement had an impact on total return of less than 0.01%.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,777,610,694	$2,138,682,234

U.S. Government and Agency Securities	38,771,077	108,159,391

	$1,816,381,771	$2,246,841,625

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Notes to Consolidated Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,088,832,140

Gross unrealized appreciation	$105,588,505

Gross unrealized depreciation	(246,504,965)

Net unrealized depreciation	$(140,916,460)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Consolidated Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $31,673,586. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $11,289,313 at October 31, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC

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Notes to Consolidated Financial Statements — continued

derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate		Total

Not applicable	$557,045 *	$18,537,552 *	$102,950 *	$19,552,839 *	$26,890,352	*	$65,640,738

Receivable for open forward foreign currency exchange contracts	—	—	—	28,412,805	—		28,412,805

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	2,656,228	21,949,374	84,441	—	1,699,359		26,389,402

Total Asset Derivatives	$3,213,273	$40,486,926	$187,391	$47,965,644	$28,589,711		$120,442,945

Derivatives not subject to master netting or similar agreements	$557,045	$18,537,552	$102,950	$19,552,839	$26,890,352		$65,640,738

Total Asset Derivatives subject to master netting or similar agreements	$2,656,228	$21,949,374	$84,441	$28,412,805	$1,699,359		$54,802,207

Not applicable	$—	$(8,562,109)*	$(696,284)*	$(11,951,779)*	$(49,061,030	)*	$(70,271,202)

Payable for open forward commodity contracts	(2,375,840)	—	—	—	—		(2,375,840)

Payable for open forward foreign currency exchange contracts	—	—	—	(28,480,112)	—		(28,480,112)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(552,663)	(264,971)	—	—		(817,634)

Total Liability Derivatives	$(2,375,840)	$(9,114,772)	$(961,255)	$(40,431,891)	$(49,061,030)		$(101,944,788)

Derivatives not subject to master netting or similar agreements	$—	$(8,562,109)	$(696,284)	$(11,951,779)	$(49,061,030)		$(70,271,202)

Total Liability Derivatives subject to master netting or similar agreements	$(2,375,840)	$(552,663)	$(264,971)	$(28,480,112)	$—		$(31,673,586)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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Global Macro Portfolio

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Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$999,059	$—	$—	$(999,059)	$—	$1,110,000

Bank of America, N.A.	3,262,681	(81,449)	(3,181,232)	—	—	—

Barclays Bank PLC	2,978,567	(52,196)	—	(2,680,000)	246,371	2,680,000

BNP Paribas	4,644,183	(4,644,183)	—	—	—	—

Citibank, N.A.	3,177,398	(2,897,010)	—	—	280,388	—

Deutsche Bank AG	52,973	—	—	—	52,973	—

Goldman Sachs International	14,556,242	(3,969,681)	—	(9,822,000)	764,561	9,822,000

HSBC Bank USA, N.A.	7,712,506	(172,380)	(7,540,126)	—	—	—

JPMorgan Chase Bank, N.A.	762,671	(550,178)	—	(212,493)	—	560,000

Morgan Stanley & Co. International PLC	6,328	(6,328)	—	—	—	—

Nomura International PLC	117,275	(117,275)	—	—	—	—

Standard Chartered Bank	16,308,044	(16,308,044)	—	—	—	—

UBS AG	224,280	—	(62,208)	—	162,072	—

	$54,802,207	$(28,798,724)	$(10,783,566)	$(13,713,552)	$1,506,365	$14,172,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(81,449)	$81,449	$—	$—	$—	$—

Barclays Bank PLC	(52,196)	52,196	—	—	—	—

BNP Paribas	(5,296,976)	4,644,183	349,988	—	(302,805)	—

Citibank, N.A.	(2,975,468)	2,897,010	70,198	—	(8,260)	—

Credit Agricole Corporate and Investment Bank	(305,586)	—	300,990	—	(4,596)	—

Goldman Sachs International	(3,969,681)	3,969,681	—	—	—	—

HSBC Bank USA, N.A.	(172,380)	172,380	—	—	—	—

ICBC Standard Bank plc	(271,307)	—	262,991	—	(8,316)	—

JPMorgan Chase Bank, N.A.	(550,178)	550,178	—	—	—	—

Morgan Stanley & Co. International PLC	(28,342)	6,328	—	—	(22,014)	—

Nomura International PLC	(273,754)	117,275	156,479	—	—	—

Standard Chartered Bank	(17,696,269)	16,308,044	1,388,225	—	—	—

	$(31,673,586)	$28,798,724	$2,528,871	$—	$(345,991)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$14,172,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Global Macro Portfolio

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Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(3,445,231)	$(623,662)	$2,555,819	$(1,513,074)

Futures contracts	17,682,506	—	676,334	—	(2,356,380)	16,002,460

Swap contracts	9,375,415	7,216,994	5,098,724	—	(20,749,361)	941,772

Forward foreign currency exchange contracts	—	—	—	381,568	—	381,568

Non-deliverable bond forward contracts	—	—	—	—	1,919,698	1,919,698

Total	$27,057,921	$7,216,994	$2,329,827	$(242,094)	$(18,630,224)	$17,732,424

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$2,586,006	$454,217	$(3,052,461)	$(12,238)

Futures contracts	647,881	—	(2,003,972)	—	(1,091,251)	(2,447,342)

Swap contracts	1,989,723	9,619,423	(404,422)	—	17,964,186	29,168,910

Forward commodity contracts	(2,375,840)	—	—	—	—	(2,375,840)

Forward foreign currency exchange contracts	—	—	—	17,782,434	—	17,782,434

Total	$261,764	$9,619,423	$177,612	$18,236,651	$13,820,474	$42,115,924

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$40,770,000	$228,937,000	$13,395,000	$5,484,242,000	$11,618,000	$32,795,000	$3,015,098,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately $25,435,000 and 110 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

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Notes to Consolidated Financial Statements — continued

7  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $490,405,962, which represents 15.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$559,146,895	$1,927,801,634	$(1,996,560,956)	$65,928	$(47,539)	$490,405,962	$5,388,610	490,405,962

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,591,232,925		$—	$1,591,232,925

Foreign Corporate Bonds	—	93,409,254		0	93,409,254

Senior Floating-Rate Loans	—	—		967,250	967,250

Sovereign Loans	—	70,381,874		—	70,381,874

Loan Participation Notes	—	—		36,524,211	36,524,211

Asset-Backed Securities	—	16,667,410		—	16,667,410

Collateralized Mortgage Obligations	—	17,946,015		—	17,946,015

Mortgage Pass-Throughs	—	77,234,332		—	77,234,332

U.S. Treasury Obligations	—	1,533,326		—	1,533,326

U.S. Government Guaranteed Small Business Administration Loans	—	24,470,093		—	24,470,093

Common Stocks	6,247,262	73,224,450	**	—	79,471,712

Short-Term Investments —

Foreign Government Securities	—	228,395,949		—	228,395,949

U.S. Treasury Obligations	—	204,888,109		—	204,888,109

Other	—	490,405,962		—	490,405,962

Total Investments	$6,247,262	$2,889,789,699		$37,491,461	$2,933,528,422

Forward Foreign Currency Exchange Contracts	$—	$47,965,644		$—	$47,965,644

Futures Contracts	2,022,554	—		—	2,022,554

Swap Contracts	—	70,454,747		—	70,454,747

Total	$8,269,816	$3,008,210,090		$37,491,461	$3,053,971,367

65

Global Macro Portfolio

October 31, 2020

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Securities Sold Short	$—	$(8,639,152)	$—	$(8,639,152)

Forward Commodity Contracts	—	(2,375,840)	—	(2,375,840)

Forward Foreign Currency Exchange Contracts	—	(40,431,891)	—	(40,431,891)

Futures Contracts	(1,347,313)	(357,244)	—	(1,704,557)

Swap Contracts	—	(57,432,500)	—	(57,432,500)

Total	$(1,347,313)	$(109,236,627)	$—	$(110,583,940)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement for the Portfolio will be submitted for approval.

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Global Macro Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2020, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2020, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

67

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

68

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc.

(digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

69

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

70

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

71

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

72

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant not has amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$140,675	$126,369
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$52,621	$47,848
All Other Fees(3)	$0	$0

Total	$193,296	$174,217

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$52,621	$47,848
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 22, 2020